Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0000823768
Registrant Name	WASTE MANAGEMENT INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES